Intangible Assets, Net - Schedule of Intangible Assets, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Intangible Assets, Net [Abstract]
Software	¥ 6,167,067		¥ 6,167,067
Less: accumulated amortization	(4,627,630)		(3,586,021)
Total	¥ 1,539,437	$ 214,897	¥ 2,581,046